ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Provision for impairment losses	$ 105,019	$ 11,567	$ 1,087